Notes Payable (Tables)	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Schedule of Carrying Value of Term Loan
As of October 31, 2023 and 2022, the carrying value of the Term Loan consists of the following:

	October 31, 2023	October 31, 2022
Note payable, including End of Term Charge	$10,144	$11,699
Debt discount, net of accretion	(474)	(891)
Accrued interest	108	106

Note payable, net of discount	$9,778	$10,914

Schedule of Estimated Future Principal Payments Due Under the Loan Agreement	the estimated future principal payments due under the Loan Agreement, including the contractual End of Term Charge, are as follows:

Note Principal Payments
2024	$5,106
2025	5,038

Total principal payments, including End of Term Charge	10,144